Derivatives and Hedging - Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional and Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional and Fair Value [Line Items]
Location of Loss			Financial income, net
Net realized and unrealized gain (loss), excluding the underlying foreign currency exposure being hedged	$ (823)		$ (619)
Fair value of derivatives assets [Member]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional and Fair Value [Line Items]
Currency hedged			28		$ 1
Fair value of derivatives liabilities [Member]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional and Fair Value [Line Items]
Currency hedged			600		605
Israeli Shekel / U.S. Dollar [Member]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional and Fair Value [Line Items]
Currency hedged			$ 5,069		$ 20,038